Goodwill (Details)	Dec. 31, 2024	Dec. 31, 2023
Matrix [Member]
Goodwill [Line Items]
Fixed growth rate	3.00%	3.00%
Sapiens [Member]
Goodwill [Line Items]
Weighted pre-tax discount rates	12.50%	11.00%
Fixed growth rate		3.00%
Magic Software [Member]
Goodwill [Line Items]
Weighted pre-tax discount rates	12.50%	11.50%
Fixed growth rate	3.00%	3.00%
Bottom of range [member]
Goodwill [Line Items]
Weighted pre-tax discount rates	10.90%	10.40%
Bottom of range [member] | Sapiens [Member]
Goodwill [Line Items]
Fixed growth rate	1.10%
Top of range [member]
Goodwill [Line Items]
Weighted pre-tax discount rates	11.10%	10.70%
Top of range [member] | Sapiens [Member]
Goodwill [Line Items]
Fixed growth rate	3.00%